UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2007[a]

Date of reporting period:	11/30/2006

[a]	As of December 15, 2006 each of the Series of the Dryden Municipal Series Fund have merged into the Dryden National Municipal Fund. As there are no remaining Series in the Dryden Municipal Series Fund, it is in the process of formally de-registering with the Securities and Exchange Commission as well as the state of Massachusetts.

Item 1. Schedule of Investments

Dryden Municipal Series Fund/Florida Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.1%

Alvin, Tx. Indpt. Sch. Dist., G.O., Schoolhouse, Ser. A, P.S.F.G.	Aaa	5.00%	2/15/22	$1,010	$1,075,256
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	470,202
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.,(b)(d)	Aaa	6.75	5/01/08	185	189,743
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, G.O., F.G.I.C.	Aaa	5.50	6/01/16	1,000	1,086,410
Florida St. Dept. Environ. Prot. Pres. Rev.,
Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,171,249
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,627,845
Golden St. Tobacco Secur. Corp., Tobacco
Settlement Rev., Asset Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	500	441,665
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25	5/01/09	260	261,287
Halifax Hosp. Med. Ctr. Hosp. Rev., Ser. A	BBB+(c)	5.25	6/01/26	500	533,920
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	516,260
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded Date 11/15/11)(b)	A2	6.00	11/15/31	1,000	1,115,970
Adventist Hlth., Ser. B	A2	5.00	11/15/25	615	648,118
Adventist Hlth., Ser. I	A2	5.00	11/15/29	500	515,515
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,095,770
Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Mayo Clinic	Aa2	5.00	11/15/36	1,000	1,061,900
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	867,820
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,080,360
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000	1,013,100
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,518,165
Miami Dade Cnty. Sch. Brd. Rev., Ser. A, F.S.A. (Pre-refunded Date 10/1/09)(b)	Aaa	6.00	10/01/17	1,000	1,066,880
Miami Homeland Defense/Neighborhood, G.O.,
M.B.I.A.	Aaa	5.50	1/01/20	2,000	2,168,340
Orlando Util. Cmnty., Wtr. & Elec. Rev.,
Ser. C	Aa1	5.25	10/01/21	280	301,210
Ser. C (Pre-refunded Date 10/1/12)(b)	Aa1	5.25	10/01/21	1,720	1,871,876
Osceola Cnty., Infrastructure Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375	10/01/17	1,995	2,172,136
Palm Beach Cnty. Arpt. Sys. Rev. Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	10/01/34	1,250	1,333,988

Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C. (Pre-refunded Date 11/1/11)(b)	Aaa	5.50	11/01/14	1,055	1,147,080
Sch. Brd., C.O.P., Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150	2,289,213
Sch. Brd., C.O.P., Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,591,035
Sch. Brd., C.O.P., Ser. A, F.S.A.	Aaa	5.00	8/01/31	1,000	1,075,330
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	350	355,926
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C. (Pre-refunded Date 10/1/11)(b)	Aaa	5.50	10/01/16	1,360	1,488,302
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,104,550
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,101,690
Puerto Rico Comwlth., G.O.,
M.B.I.A. (f)	Aaa	5.75	7/01/12	3,000	3,342,930
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Rev., Ser. E (Pre-refunded Date 2/1/10)(b)	Aaa	5.70	8/01/25	500	532,240
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	665	696,129
West Palm Beach Cmnty. Redev. Tax Allocation	A(c)	5.00	3/01/35	1,000	1,045,140

Total long-term investments (cost $41,019,456)					42,974,550

SHORT-TERM INVESTMENTS 2.4%

Municipal Secs. Trust Ctfs.,
144A, G.O., F.R.D.D. (e)(g)	A-1(c)	3.68	12/01/06	1,000	1,000,000
144A, G.O., F.R.D.D. (e)(g)	A-1(c)	3.68	12/01/06	100	100,000

Total short-term investments (cost $1,100,000)					1,100,000

Total Investments 96.5% (cost $42,119,456)(h)					44,074,550
Other assets in excess of liabilities (i)(j) 3.5%					1,620,581

Net Assets 100.0%					$45,695,131

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.- American Municipal Bond Assurance Corporation.

A.M.T.- Alternative Minimum Tax.

C.A.B.S.-Capital Appreciation Bonds.

C.O.P.-Certificates of Participation.

E.T.M.-Escrowed to Maturity.

F.G.I.C.-Financial Guaranty Insurance Company.

F.R.D.D.-Floating Rate (daily) Demand Note.

F.S.A.-Financial Security Assurance.

G.O.-General Obligation.

M.B.I.A.-Municipal Bond Investors Assurance Company.

P.S.F.G.-Permanent School Fund Guaranty.

NR – Not Rated by Moody’s or Standard & Poor’s

(b)	All or partial pre-refunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(f)	Represents entire position utilized in the municipal tender option bond transaction. The Principal amounts of the Inverse Floater and the floating rate note (included in liabilities) are $1,500,000 and $1,500,000, respectively.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of November 30, 2006 were as follow:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$40,568,541	$2,008,724	$2,715	$2,006,009

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(i)	Includes $1,500,000 payable for the floating rate note issued.

(j)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on open financial futures contracts as follows:

Open futures contracts at November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
7	U.S. Treasury 30 Yr. Notes	Mar.2007	$800,625	$793,193	$7,432
	Short Positions:
17	Us Treasury 5 Yr. Notes	Mar.2007	1,804,656	1,798,178	(6,478)

					$954

Dryden Municipal Series Fund/New Jersey Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 106.0%

Municipal Bonds
Camden Cnty. Impt. Auth. Rev., Cooper Health	Baa3	5.00%	2/15/35	$2,750		$2,850,760
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth., Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80	3/1/21	2,615	(e)	3,444,060
Casino Reinvestment Dev. Auth., New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/1/25	500		539,855
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	Aaa	5.375	8/1/15	1,205		1,333,164
Delaware River Port Auth., Rev. PA & NJ, Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/1/26	5,000		5,282,599
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/1/19	1,110		1,188,533
Gloucester Cnty. Impvt. Auth., Solid Wste. Recov., Rev. Wste. Mgmt. Proj., Ser. A (Mandatory Put Date 12/1/09)	BBB(d)	6.85	12/1/29	3,000		3,222,090
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/1/25	500		551,780
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/1/10	1,600		1,763,392
G.O., F.G.I.C.	Aaa	6.60	6/1/11	1,600		1,805,680
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/1/18	1,080		1,186,272
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	500		527,640
Cigarette Tax	Baa2	5.75	6/15/34	1,000		1,086,030
First Mtge.- Franciscan Oaks	NR	5.70	10/1/17	2,040		2,088,715
First Mtge. - Keswick Pines	NR	5.75	1/1/24	1,750		1,781,133
First Mtge. - The Evergreens	NR	5.875	10/1/12	1,200		1,217,400
First Mtge. - The Evergreens	NR	6.00	10/1/22	1,400		1,424,878
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M. (c)	Baa3	Zero	4/1/08	1,020		973,151
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/1/18	250		273,390
Masonic Charity Fdn. Proj	A-(d)	6.00	6/1/25	1,150		1,271,199
NUI Corp. Proj. Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/1/32	1,500		1,542,810
Sch. Facs. Constrs., Ser. A, A.M.B.A.C. (Pre-refunded date 6/15/11) (c)	Aaa	5.25	6/15/18	2,000		2,144,020
Sch. Facs. Constrs., Ser. O	A1	5.25	3/1/26	2,000		2,178,520
Sch. Facs. Constrs., Ser. O	A1	5.125	3/1/30	2,175		2,339,082
Wtr. Facs., NJ American Water Co. Inc, Proj-94B, F.G.I.C., A.M.T. (f)	Aaa	5.95	11/1/29	10,000		10,188,099
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/1/17	1,750		1,960,158
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/1/30	1,750		1,925,053
South Jersey Hosp.(Pre-refunded Date 7/1/12)(c)	Baa1	6.00	7/1/26	1,000		1,115,610
South Jersey Hosp.(Pre-refunded Date 7/1/12)(c)	Baa1	6.00	7/1/32	1,000		1,115,610
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE	AAA(d)	5.70	7/1/11	2,375		2,425,896
New Jersey St. Ed. Facs. Auth. Rev.,
Felician College of Lodi., Ser. D	NR	7.375	11/1/22	1,110		1,153,623
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00	7/1/28	3,445		3,677,675
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev. (Pre-refunded Date 1/1/10) (c)	A1	5.75	1/1/14	1,000		1,074,530
Gen. Rev. (Pre-refunded Date 1/1/10) (c)	A1	5.625	1/1/30	1,650		1,767,002
Gen. Rev., E.T.M.(c)	A1	6.20	1/1/10	3,035		3,200,225
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs.,
Ser. B, A.M.B.A.C., Convertible C.A.B.S. (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/1/35	1,500		1,082,640
Ser. A, F.S.A.	Aaa	5.00	1/1/20	2,500		2,698,075
Ser. A, F.S.A.	Aaa	5.00	1/1/23	3,000		3,222,570
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75	1/1/18	1,465		1,553,969
New Jersey St. Trans. Trust Fund Auth. Rev.,
Trans.Sys.- Ser.B, M.B.I.A. (g)	Aaa	6.50	6/15/11	7,500		8,400,300
Trans. Sys. Ser. D	A1	5.00	6/15/20	3,000		3,212,970
Trans. Sys. - Ser. A	A1	5.50	12/15/23	2,500		2,949,850
Newark Hsg. Auth. Rev., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/1/34	3,000		3,179,610

Port Auth. of New York & New Jersey Rev.,
Cons., Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50%	12/15/15	$3,000	$3,291,180
Cons., Ser. 135	A1	5.00	3/15/39	2,380	2,529,678
Puerto Rico Comnwlth., Hwy. & Trans. Auth.,
Trans. Rev., Ser. J (Pre-refunded date 7/1/14) (c)	Baa3	5.50	7/1/23	1,320	1,489,831
Puerto Rico Comnwlth., Pub. Impt. – Ser. A	Baa3	5.25	7/1/30	500	546,425
Puerto Rico Pub. Fin. Corp., Comnwlth.
Approp. Rev., Ser. A, M.B.I.A.
(Pre-refunded date 8/1/11) (c)	Aaa	5.50	8/1/17	1,500	1,626,105
Rutgers - The St. Univ. of New Jersey, Rev.,
Ser. A	Aa3	6.40	5/1/13	2,000	2,206,240
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd.	Baa3	5.75	6/1/32	3,425	3,643,652
Asset Bkd.	Baa3	6.125	6/1/42	2,000	2,197,700
Virgin Islands Pub. Fin. Auth. Rev., Ser. A
(Pre-refunded date 10/1/10)(c)	Baa3	6.50	10/1/24	750	833,205
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00	5/1/23	2,145	2,299,955
G.O., M.B.I.A.	Aaa	5.00	5/1/24	2,246	2,406,769

Total long-term investments (cost $114,230,343)					120,990,358

SHORT-TERM INVESTMENTS 0.6%
Municipal Bonds
Port Auth. of New York & New Jersey, Versatile Structure Spl. Oblig., Ser. 6, A.M.T., F.R.D.D.	VMIG1	3.60%	12/1/06 (b)	725	725,000

Total short-term investments (cost $725,000)					725,000

Total Investments 106.6% (cost $114,955,343)(h)					121,715,358
Liabilities in excess of other assets (i)(j) (6.6)%					(7,606,525)

Total Net Assets 100.0%					$114,108,833

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity dates of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at November 30, 2006.
(c)	All or partial pre-refunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Represents entire position utilized in the municipal tender option bond transaction. The principal amounts of the Inverse Floater and the floating rate note (included in liabilities) are $5,000,000 and $5,000,000, respectively.
(g)	Represents entire position utilized in the municipal tender option bond transaction. The principal amounts of the Inverse Floater and the floating rate note (included in liabilities) are $2,475,000 and $5,025,000, respectively.
(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$104,381,436	$7,340,661	$31,733	$7,308,928

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(i)	Includes $10,024,994 payable for the floating rate issued.
(j)	Liabilities in excess of other assets include net unrealized appreciation on open financial futures contracts as follows:

Open futures contracts as of November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
78	U.S. Treasury 30 Yr. Bond	Mar. 2007	$8,921,250	$8,838,881	$82,369
31	U.S. Treasury 10 Yr. Notes	Mar. 2007	3,384,813	3,358,296	26,517

					108,886
	Short Positions:
60	U.S. Treasury 5 Yr. Notes	Mar. 2007	6,369,375	6,346,129	(23,246)
19	U.S. Treasury 2 Yr. Notes	Mar. 2007	3,895,000	3,891,699	(3,301)

					(26,547)

					$82,339

Dryden Municipal Series Fund/New York Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description(a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.4%

Municipal Bonds
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$500	$550,640
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500	3,759,490
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000	3,208,680
Erie Cnty. Tobacco Asset Securitization Corp., Rev., Asset Bkd., Ser. A	BBB(d)	5.00	6/01/45	1,000	1,019,420
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,943,319
Long Island Pwr. Auth. Elec. Sys., Rev. Gen-Ser. B	A3	5.00	12/01/35	2,000	2,137,240
Metro. Trans. Auth., Rev. Svc. Contract,
Ser. 7, C.A.B.S., M.B.I.A., E.T.M.(c)	A1	Zero	7/01/08	4,500	4,261,050
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,287,610
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,458,200
Ser. F	A2	5.00	11/15/30	3,000	3,205,320
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,078,280
New York City Ind. Dev. Agcy. Rev., Queens Baseball Stadium-Pilot, A.M.B.A.C.	Aaa	5.00	1/01/46	2,000	2,151,860
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,640,055
New York City Mun. Wtr. Fin. Auth., Rev., Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,069,552
New York City Trans. Fin. Auth. Future Tax Sec.,
Ser. A	Aa1	5.50	11/01/26	2,650	2,868,016
Ser. B	Aa1	5.25	2/01/29	2,500	2,659,575
New York City, G.O.,
Ser. A (Pre-refunded 5/15/10)(c)	A1	6.00	5/15/30	100	109,030
Ser. A	A1	6.00	5/15/30	10	10,771
Ser. I (Pre-refunded 4/15/07)(c)	AA-(d)	6.10	4/15/10	85	86,654
Ser. J-1	A1	5.00	6/01/27	2,000	2,143,740
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,226,290
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,319,200
City Univ. Sys. Cons., Ser. D, E.T.M.(c)	A1	7.00	7/01/09	805	844,204
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,278,670
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,361,080
Mt. Sinai NYU Hlth.	Baa2	5.50	7/01/26	500	511,165
Mt. Sinai NYU Hlth., Ser. C	Baa2	5.50	7/01/26	2,750	2,811,408
NYU Hospitals Center, Ser. A	Ba2	5.00	7/01/20	1,000	1,036,180
Rochester Inst. Tech.,
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,418,318
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,312,640

Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,230,940
St. Personal Income-Tax Rev., Ser. F	Aaa	5.00	3/15/23	2,000	2,154,480
New York St. Engy. Res. & Dev. Auth. Rev.,
Bklyn. Union Gas, Keyspan, Ser. A,
F.G.I.C., A.M.T.(e)	Aaa	4.70	2/01/24	2,000	2,069,340
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds.,
Pooled Fin., Ser. B	Aaa	5.50	10/15/23	3,750	4,502,100
Pooled Fin., Wtr. Proj.	Aaa	5.00	6/15/34	2,000	2,135,100
Poll. Ctrl., Ser. E, Societe Generale GIC	Aaa	6.50	6/15/14	35	35,081
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,238,800
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(c)	AAA(d)	8.00	5/01/11	3,600	3,981,600
New York St. Local Gov’t. Assist. Corp. Rev.,
C.A.B.S., Ser. C	Aa3	Zero	4/01/14	5,882	4,478,731
Ser. E	Aa3	6.00	4/01/14	3,000	3,401,310
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50	12/01/13	5,070	5,609,195
New York St. Pwr. Auth. Rev.,
Ser. A	Aa2	5.00	11/15/19	2,500	2,687,550
Ser. A	Aa2	5.25	11/15/16	3,000	3,254,910
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa	Zero	1/01/08	8,000	7,701,679
Port Auth. of New York & New Jersey Cons. Rev., Ser. 135	A1	5.00	3/15/39	3,000	3,188,670
Puerto Rico Comnwlth., Pub. Impvt., Ser. A	Baa3	5.25	7/01/30	500	546,425
Puerto Rico Comnwlth., Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00	7/01/26	4,000	4,291,840
Puerto Rico Comnwlth., G.O., A.M.B.A.C., T.C.R.S. (f)	Aaa	7.00	7/01/10	6,500	7,257,900
Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A., G.O.	Aaa	7.00	7/01/10	1,250	1,395,750
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E (Pre-refunded 2/01/10)(c)	Aaa	5.70	8/01/25	2,000	2,128,960
Triborough Bridge & Tunnel Auth. New York Rev.,
Ser. B	Aa2	5.00	11/15/32	3,000	3,172,260
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,880,200
Virgin Islands Pub. Fin. Auth. Gross Rcpts. Taxes, Ser. A (Pre-refunded 10/01/10)(c)	Baa3	6.50	10/01/24	1,000	1,110,940
Westchester Tobacco Asset Securitization Corp. Rev.	BBB(d)	5.125	6/01/38	1,000	1,030,210

Total long-term investments (cost $137,938,356)					145,251,628

SHORT-TERM INVESTMENTS 0.3%
Municipal Bonds
Municipal Secs. Trust Certs., Ser. 2000-89, Class A, A.M.T., F.R.D.D.(b)	VMIG1	3.69	12/01/06	240	240,000
New York City Mun. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, F.R.D.D.(b)	VMIG1	3.59	12/01/06	200	200,000

Total short-term investments (cost $440,000)					440,000

Total Investments 102.7% (cost $138,378,356)(g)	145,691,628
Liabilities in excess of other assets(h)(i) (2.7%)	(3,836,351)

Total Net Assets 100.0%	$141,855,277

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.— American Municipal Bond Assurance Corporation

A.M.T— Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.R.D.D.—Floating Rate (Daily) Demand Note

F.S.A.—Financial Security Assurance

G.O.—General Obligation

M.B.I.A.—Municipal Bond Investors Assurance Company

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

T.C.R.S.— Transferable Custodial Receipts

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	All or partial pre-refunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Represents entire position utilized in the municipal tender option bond transaction. The principal amounts of the inverse floater and the floating rate note (included in liabilities) are $3,250,000 and $3,250,000, respectively.
(g)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$ 134,925,373	$7,516,255	$0	$7,516,255

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount and municipal tender option bond transactions for book and tax purposes.

(h)	Liabilities in excess of other assets include net unrealized depreciation on open financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
3	U.S. Treasury 2 Yr. Notes	Mar. 2007	$615,000	$614,068	$932

	Short Positions:
7	U.S. Treasury 30 Yr. Notes	Dec. 2006	800,625	786,429	(14,196)
54	U.S. Treasury 5 Yr. Notes	Mar. 2007	5,732,437	5,711,860	(20,577)
1	U.S. Treasury 10 Yr. Notes	Mar. 2007	109,188	108,623	(565)

					$(34,406)

(i)	Includes $3,250,000 payable for the floating rate note issued.

Dryden Municipal Series Fund/Pennsylvania Series

Schedule of Investments

as of November 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.8%

Municipal Bonds
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A. (Pre-refunded Date 12/1/10)(b)	Aaa	5.50%	12/1/20	$2,500	$2,704,075
M.B.I.A. (Pre-refunded Date 12/1/10)(b)	Aaa	5.50	12/1/30	2,540	2,747,340
M.B.I.A., Un-refunded Balance	Aaa	5.50	12/1/30	460	494,339
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,135,720
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,459,604
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/1/14	1,250	1,377,250
Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/1/31	1,000	1,095,350
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/1/16	1,080	1,170,439
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(e)	Aaa	5.50	12/1/29	3,000	3,198,060
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,158,840
M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,158,840
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/1/24	1,000	1,058,750
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570	2,763,598
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/1/10)(b)	BBB+ (c)	6.25	4/1/30	1,000	1,078,950
Delaware River Port Auth. Rev., PA & NJ Rev.,
F.G.I.C.	Aaa	5.40	1/1/16	2,750	2,800,820
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/1/22	1,000	1,058,450
Erie Cnty., Indl. Dev. G.O., Ser. B, F.G.I.C.	Aaa	5.00	9/1/23	2,450	2,646,196
Erie Parking Auth. Facs. Rev. Gtd.,
F.S.A.	Aaa	5.00	9/1/26	930	989,027
F.S.A. (Pre-refunded Date 9/1/13)(b)	Aaa	5.00	9/1/26	70	76,043
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/1/17	1,250	1,359,213
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A+ (c)	5.50	3/15/26	1,500	1,615,005
Lancaster Higher Ed. Auth. College Rev.	A1	5.00	4/15/27	1,000	1,070,230
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/1/31	1,000	1,135,840
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	1,092,460
Lehigh Cnty. Ind. Dev. Auth.,
Poll. Ctrl. Rev., Rfdg. Elec.
Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,000	1,037,090
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+ (c)	6.00	1/1/43	750	817,103

Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895	3,102,050
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/1/24	2,000	2,167,060
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/1/11	2,195	2,377,470
Owen J. Roberts Sch. Dist., G.O., F.S.A. (Prefunded Date 8/15/12)(b)	Aaa	5.50	8/15/19	1,520	1,672,669
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610	1,736,127
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Res. Recov. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/1/15	500	540,315
Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/1/18	500	517,650
Rfdg., Ser. G, A.M.T.	NR	5.125	12/1/15	500	506,620
Pennsylvania St. Higher Edl. Facs.
Auth. Rev.,
Drexel Univ. (Pre-refunded Date 5/1/09)(b)	A2	6.00	5/1/29	2,500	2,641,925
Philadelphia Univ., Radian	Aa3	6.10	6/1/30	60	64,262
Temple Univ. 1st Ser., M.B.I.A.	Aaa	5.00	4/1/21	890	913,265
Thomas Jefferson Univ.	A1	5.50	1/1/17	1,000	1,087,600
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/1/17	4,000	4,407,720
A.M.B.A.C.	Aaa	5.50	7/1/20	2,750	3,027,365
Pennsylvania St. Tpke. Comm.,
Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.25	12/1/18	1,065	1,106,897
Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/1/18	1,435	1,493,720
Registration Fee Rev.
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,365,288
Philadelphia Hosps. & Higher Ed., Facs. Auth. Hosp. Rev., Grad. Hlth. Sys. (cost $1,820,479; purchased 4/25/96)(d)(f)(i)	Ca	7.25	7/1/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/1/18	2,000	2,175,640
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/1/19	2,500	2,643,925
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/1/19	2,000	2,206,840
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800	1,878,156
Pittsburgh Urban Redev. Auth., Mtge. Rev.,
F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/1/28	820	828,446
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/1/13	4,000	4,556,680
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00	7/1/25	2,000	2,147,280
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C.-T.C.R.S., (h)	Aaa	7.00	7/1/10	4,030	4,499,898
M.B.I.A., (g)	Aaa	5.75	7/1/10	3,000	3,229,740
Rfdg., M.B.I.A., G.O.	Aaa	7.00	7/1/10	720	803,952
Ser. A	Baa3	5.25	7/1/30	500	546,425
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/1/09)	BBB(c)	5.10	10/1/19	1,000	1,019,540
Union Cnty. Higher Ed. Facs. Fin. Auth., Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25	4/1/20	1,080	1,175,634
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/1/12	1,035	834,055

Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/1/22	1,000	1,080,620
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/1/22	2,400	2,653,608
Westmoreland Cnty. Industrial Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/1/09)	BBB(c)	5.10	5/1/18	1,000	1,020,230
York County,
G.O., M.B.I.A.	Aaa	5.00	6/1/26	1,000	1,078,110
G.O., M.B.I.A.	Aaa	5.00	6/1/29	1,190	1,282,023

Total long-term investments (cost $103,658,401)					106,687,455

SHORT-TERM INVESTMENTS 0.3%
Municipal Bonds
Penn. St., G.O., Municipal Secs. Trust Ctfs.,
Ser. 2000-110, F.R.D.D., (j)	A-1(c)	3.67	12/1/06	200	200,000
South Fork Municipal Auth.,
Conemaugh Health Sys., Ser A., F.R.D.D., (j)	A-1(c)	3.61	12/1/06	100	100,000

Total short-term investments (cost $300,000)					300,000

Total Investments 100.1% (cost $103,958,401)(k)					106,987,455
Liabilities in excess of other assets (l)(m) (0.1)%					(134,029)

Net Assets 100.0%					$106,853,426

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.A. —Federal Housing Administration.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note (j).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Radian – Radian Guaranty Inc.

T.C.R.S. – Transferable Custodial Receipts

(b)	All or partial pre-refunded and escrowed to maturity issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Issuer in default on interest payments. Non-income producing security.
(e)	Partial principal amount pledged as collateral for financial futures contracts.

(f)	Indicates a security that has been deemed illiquid.
(g)	Represents entire portion utilized in the municipal tender option bond transaction. The principal amounts of the inverse floater and the floating rate note (included in the liabilities) are $1,500,000 and $1,500,000, respectively.
(h)	Represents entire portion utilized in the municipal tender option bond transaction. The principal amounts of the inverse floater and the floating rate note (included in the liabilities) are $2,015,000 and $2,015,000, respectively.
(i)	Indicates securities restricted to resale. The aggregate cost of such securities was $1,820,479. The aggregate value of $18 is less than 0.1% of net assets.
(j)	For purpose of amortized cost valuation, the maturity dates of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(k)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of November 30, 2006 were as follow:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$100,258,975	$5,034,104	$1,820,624	$3,213,480

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transaction for book and tax purposes.

(l)	Liabilities in excess of other assets include net unrealized appreciation on open financial futures contracts as follows:

Open futures contracts as of November 30, 2006:

Number of Contracts	Type	Expiration Date	Value at November 30, 2006	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
31	U.S. Treasury 30 Yr. Bond	Mar. 2007	$3,545,625	$3,512,800	$32,825
5	U.S. Treasury 10 Yr. Notes	Mar. 2007	545,938	541,689	4,249

					37,074

	Short Positions:
83	U.S. Treasury 5 Yr. Notes	Mar. 2007	8,810,969	8,779,341	(31,628)
13	U.S. Treasury 2 Yr. Notes	Mar. 2007	2,665,000	2,662,737	(2,263)

					(33,891)

					$3,183

(m)	Includes $3,515,000 payable for the floating rate notes issued.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.